Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,572,341	¥ 1,365,848		¥ 1,358,267
Unrealized gain (loss) on investments in equity securities held for operating purposes		(10,341)	(30,271)		5,623
Consolidated net revenue	[1],[2]	1,562,000	1,335,577	[3]	1,363,890	[3]
Non-interest expenses		1,288,150	1,186,103		1,137,267
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		1,288,150	1,186,103		1,137,267
Income before income taxes		284,191	179,745		221,000
Unrealized gain (loss) on investments in equity securities held for operating purposes		(10,341)	(30,271)		5,623
Consolidated income before income taxes	[1]	¥ 273,850	¥ 149,474	[3]	¥ 226,623	[3]

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes losses arising from the U.S. Prime Brokerage Event.